Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€) Lease	Dec. 31, 2016 EUR (€) Lease
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Possible site restoration liability	€ 0	€ 0	€ 0
Top of range [member]
Disclosure of contingent liabilities [line items]
Possible site restoration liability	31,900,000	29,200,000	24,700,000
Contingent liability for decommissioning, restoration and rehabilitation costs [member] | Leasehold improvements [member]
Disclosure of contingent liabilities [line items]
Recognized provision for site restoration	300,000	300,000	0
Property, plant and equipment subject to operating leases [member] | Guarantees [member]
Disclosure of contingent liabilities [line items]
Financial guarantees from banks	3,800,000	€ 5,100,000	€ 4,600,000
Number of lease guaranteed | Lease		0	1,000,000
Real estate 1 [member] | Guarantees [member]
Disclosure of contingent liabilities [line items]
Financial guarantees from banks	€ 12,600,000	€ 0	€ 0